NET INCOME FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2023
Income from contract with customers [abstract]
NET INCOME FROM CONTRACTS WITH CUSTOMERS

NOTE 28 – NET INCOME FROM CONTRACTS WITH CUSTOMERS

Below is the detail of the income and expenses for commissions and fees of the continuing operations for the years ended as of December 31, 2023, 2022 and 2021:

	December 31,		December 31,		December 31,
Income from commissions and fees	2023		2022		2021 (1)
Banking service fees	Ps.	1,663,340	Ps.	1,533,322	Ps.	1,364,835
Debit and credit card fees		1,009,472		836,046		671,131
Pension and severance fund management		978,504		885,420		1,199,068
Trust activities and portfolio management services		463,194		353,285		336,637
Bonded warehouse services		188,191		187,237		169,386
Commissions on transfers, checks and checkbooks		22,941		25,181		25,187
Office network services		21,638		24,935		18,914
Other commissions and fees		9,056		29,013		10,771
Total income from commissions and fees	Ps.	4,356,336	Ps.	3,874,439	Ps.	3,795,929

	December 31,		December 31,		December 31,
Expenses from commissions and fees	2023		2022		2021 (1)
Banking services	Ps.	(617,524)	Ps.	(473,595)	Ps.	(371,380)
Sales and services commissions		(250,460)		(340,918)		(227,510)
Fees paid to pension funds sales force		(70,335)		(97,470)		(87,499)
Information processing services of operators		(29,905)		(24,320)		(22,940)
Offices network services		(20,147)		(16,993)		(11,158)
Other		(15,442)		(17,380)		(11,255)
Total expenses from commissions and fees	Ps.	(1,003,813)	Ps.	(970,676)	Ps.	(731,742)
Net income from commissions and fees	Ps.	3,352,523	Ps.	2,903,763	Ps.	3,064,187

(1) Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.

Below is the detail of the income and cost from goods and services for the years ended as of December 31, 2023, 2022 and 2021:

	December 31,		December 31,		December 31,
Income from sales of goods and services	2023		2022		2021
Energy and Gas	Ps.	6,158,616	Ps.	5,718,808	Ps.	4,874,278
Infrastructure		3,954,197		5,330,193		4,662,912
Hotels		598,895		532,337		285,692
Agribusiness		296,804		340,984		218,511
Other services		215,044		219,005		409,521
Total income from sales of goods and services (*)	Ps.	11,223,556	Ps.	12,141,327	Ps.	10,450,914

(*) See note 31.6, to see income by country.

	December 31,		December 31,		December 31,
Costs and expenses of sales goods and services	2023		2022		2021
Cost of sales from companies from non-financial sector	Ps.	(5,799,721)	Ps.	(5,575,912)	Ps.	(5,594,615)
Allowance for impairment of loans and receivables		(51,035)		(59,073)		(51,064)
General and administrative expenses		(989,313)		(843,125)		(647,425)
Personnel expenses		(607,894)		(609,050)		(558,561)
Amortization of intangible assets		(353,305)		(305,488)		(263,755)
Depreciation of tangible assets		(90,344)		(103,972)		(117,246)
Depreciation of right of use assets		(37,031)		(35,294)		(34,374)
Employee bonuses		(14,376)		(11,569)		(38,766)
Commissions and fees expenses		(39,466)		(34,646)		(27,886)
Donations expenses		(19,858)		(16,739)		(16,178)
Labor severances		(3,254)		(1,363)		(2,109)
Total costs and expenses of sales goods and services	Ps.	(8,005,597)	Ps.	(7,596,231)	Ps.	(7,351,979)
Gross profit from sales of goods and services	Ps.	3,217,959	Ps.	4,545,096	Ps.	3,098,935